UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 485(a)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
Pre-Effective Amendment No._________                              [ ]
Post-Effective Amendment No.__2______                             [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
Amendment No.___6__

(Check Appropriate Box or Boxes)

Adhia Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607.
(Address of Principal Executive Offices)

Registrant's Telephone Number (including area code): (813) 289-8440

Hitesh (John) P. Adhia, 1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as Registration becomes Effective.

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(2)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[X]     on June 10, 2000 pursuant to paragraph (a)(2) of rule 485.


if appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PROSPECTUS                                           JUNE 10, 2000

The Fund & Investment Objective

Adhia Twenty Fund's investment objective is to seek capital appreciation through investment in fifteen to twenty-five stocks.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.



TABLE OF CONTENTS

                                Questions Every Investor Should Ask
                                Before Investing in the Adhia Twenty Fund....2
                                Fees and Expenses........................... 4
Adhia Funds, Inc.               Investment Objective and Strategies..........5
1311 N. Westshore Blvd          Management of the Fund...................... 5
Suite 110                       The Fund's Share Price ..................... 6
Tampa, FL 33607                 Purchasing Shares........................... 6
(813) 289 8440                  Redeeming Shares............................ 8
                                Dividends, Distributions and Taxes..........10
                                Financial Highlights........................11
                                Share Purchase Application..................13

QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN ADHIA TWENTY FUND

1. What is Adhia Funds, Inc.?

Adhia Funds, Inc. (the "Company") is an open-end, non-diversified management investment company - a mutual fund. The Company presently consists of a single portfolio, the Adhia Twenty Fund (the "Fund").

2.   What are the Fund's Goals?

Adhia Twenty Fund seeks capital appreciation.

3.   What are the Fund's Principal Investment Strategies?

The Fund's investment objective is capital appreciation through investment in fifteen to twenty-five common stocks. The Fund may invest temporarily in money market funds to defend capital during what it considers to be periods of falling common stock prices.

Stocks are selected based on fundamental factors include book value, price to earnings ratios, price to sales ratios, cyclic nature of industry, management reputation, etc. Technical indicators like moving averages, changes in volumes, stock momentum, etc. will be considered as secondary factors in selection criteria.

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. However, there may be times when the management deems it advisable to substantially alter the composition of the portfolio which in turn increase portfolio turn over rate.

4.   What are the Principal Risks in Investing in the Fund?

Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:


     o    Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons.The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

     o    Value  Investing  Risk: Our portfolio managers may be wrong in their assessment of a company's value and the
                                  stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

     o   Non-Diversification  Risk: The Fund is classified as being non-
                                    diversified. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues.The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence.

     o    Portfolio Turnover Risk: There may be times when the management deems it advisable to substantially alter the composition of the portfolio when the Fund Advisor believes market valuation are higher than normal.In this event, the portfolio turnover rate might be substantially high. This may result in corresponding greater transaction costs (such as brokerage commissions or markups or markdowns)which the Fund must pay and increased realized gains or losses) to investors. Distribution to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals.Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.


5. How has the Fund Performed?

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance during its first years of operation how its annual return for the period compares to Standard & Poor's Composite Index of 500 Stocks ("S&P 500") Index. Please remember that the Fund's past performance is not necessarily an indication of its future performance. It may perform better or worse in the future.

                               [GRAPHIC OMITTED]
        40%
----------------------------------------------------------------------------
        30%           (29.92%)
                                               (21.04%)
        20%

        10%

        0%
----------------------------------------------------------------------------
      -10%
                      1999                       1999
	      	 Adhia Twenty Fund          "S&P 500" Index
--------------

Note: During the one-year period shown in the table,the Fund's highest total return for a quarter was 11.45% (quarter ended June 30, 1999) and the lowest total return for a quarter was -1.22% (quarter ended September 30, 1999).

   	Average Annual Total
               Returns                           Since the effective date
      (for the periods ending            Past          of the Fund
          December 31, 1999)             Year       (January 1, 1999)
---------------------------------------------------------------------------

     Adhia Twenty Fund                   29.92%                 29.92%

     S&P 500*                            21.04%                 21.04%

* The S&P 500 consists of 500 common stocks,most of which are listed on the New York Stock Exchange.A particular stock's weighting in the index is based on its relative total market value (i.e.,its market price times the number of shares outstanding).

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)................  No Sales Charge
     Maximum Deferred Sales Charge (Load)...........  No Deferred Sales Charge
     Maximum Sales Charge (Load)
       Imposed on Reinvested Dividends
       and Distributions............................  No Sales Charge
     Redemption Fee.................................  None
     Exchange Fee...................................  None


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
     Management Fees................................  1.00%
     Distribution and/or Service (12b-1) Fees.......  None
     Other Expenses.................................
       Transfer Agent Fees..........................  2.31%
       All Other Expenses...........................  2.55%
       Total Other Expenses.........................  4.86%
     Total Annual Fund Operating Expenses...........  5.86%
         Fee Waiver and Expense Reimbursement*        3.36%
        Net Expenses                                  2.50%

---------------
*	If the aggregate annual operating expenses exceed 2 1/2% the Advisor
 	will reimburse the Fund for the amount of such excess.

EXAMPLE

          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        1 Year           3 Years             5 Years            10 Years

        $250             $788                $1,381             $3,144


INVESTMENT OBJECTIVE AND STRATEGIES

The Fund's investment objective is capital appreciation. Please remember that an investment objective is not a guarantee.An investment in the Fund might not appreciate and you could lose money.

The Fund may invest temporarily in money market funds to defend capital during what it considers to be periods of falling common stock prices. The Fund will not be able to achieve its investment objective of capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value.

MANAGEMENT OF THE FUND

Adhia Investment Advisors, Inc. manages the Fund's investment.

The Adhia Investment Advisors, Inc. (the "Advisor") acts as an Investment Advisor to the Fund.The advisor's address is:

1311 N. Westshore Blvd., Suite 110
Tampa, FL 33607

Mr. Hitesh (John) P. Adhia is the sole owner, director and officer of the Investment Advisor and is also the president of the Fund. Mr. Adhia has previously worked as a stockbroker. However, neither Adhia Investment Advisors, Inc. nor its owner Hitesh (John) P.Adhia have any prior experience in advising mutual funds. For investment advisor's services the Fund has agreed to pay to Adhia Investment Advisors,Inc. a fee of 1% per year on its average net assets.


PRICING OF SHARES

The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value.
The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m.Eastern Time) on each day the New York Stock Exchange is open for trading.The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds.It values most money market instruments it of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day.It will process purchase orders close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

PURCHASING SHARES

How to Purchase Shares from the Fund?

     1.   Read this Prospectus carefully

     2. Determine how much you want to invest keeping in mind the following minimums:

          a.   New accounts

               o    All Accounts                  $ 2,000

          b.   Existing accounts

               o    Dividend reinvestment         No Minimum

               o    Automatic Investment Plan     $ 100

               o    All other methods             $ 1,000

3. Complete the Purchase Application included in this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. The Fund has additional Purchase Applications and remittance forms if you need them. If you have any questions, please call 1-800-627-8172.

4. Make your check payable to "Adhia Funds, Inc.." All checks must be drawn on U.S.banks. The Fund will not accept cash or third party checks. Unified Fund Services,Inc., the Fund's transfer agent, will charge a $25 fee against a shareholder's account for any payment check returned for insufficient funds.The shareholder will also be responsible for any losses suffered by the Fund as a result.

5.   Send the application and check to:

     BY FIRST CLASS MAIL                     BY OVERNIGHT DELIVERY SERVICE
                                             OR REGISTERED MAIL

     Adhia Funds, Inc.                       Adhia Funds, Inc.
     C/o Unified Fund Services, Inc.         C/o Unified Fund Services, Inc.
     PO Box 6110                             431 N. Pennsylvania Street
     Indianapolis, IN 46206-6110             Indianapolis, IN   46204-1806

     Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

Other information about Purchasing Shares of the Fund

        The Fund may reject any Purchase Applications for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund.

        The Fund will not issue certificates evidencing shares purchased. The Fund will send investors a written confirmation for all purchases of shares.

        The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:

          o    Traditional IRA
          o    Roth IRA
          o    Education IRA
          o    SEP - IRA
          o    Simple IRA

        Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-627-8172.The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.


                                REDEEMING SHARES

How to Redeem (Sell) Shares by Mail

     1.   Prepare a letter of instruction containing:

          o    account number(s)

          o    the amount of money or number of shares being redeemed

          o    the name(s) on the account

          o    daytime phone number

          o additional information that the Fund may require for redemption by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, Unified
               Fund Services, Inc., in advance, at 1-800-627-8172 if you have any questions.

     2.   Sign the letter of instruction  exactly as the shares are  registered.

          Joint ownership accounts must be signed by all owners.

     3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

          o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered.

          o The redemption proceeds are to be sent to an address other than the address of record

          A notarized signature is not an acceptable substitute for a signature guarantee.

     4.   Send the letter of instruction to:

          BY FIRST CLASS MAIL                   BY OVERNIGHT DELIVERY SERVICE
                                                OR REGISTERED MAIL

          Adhia Funds, Inc.                     Adhia Funds, Inc.
          C/o Unified Fund Services, Inc.       C/o Unified Fund Services, Inc.
          PO Box 6110                           431 N. Pennsylvania Street
          Indianapolis, IN 46206-6100           Indianapolis, IN   46204-1806

          Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.


Payment of Redemption Proceeds

          The redemption price per share you receive for redemption requests is the next determined net asset value after:

          o Unified Fund Services, Inc. receives your written request in proper form with all required information.

Unified Fund Services, Inc. will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the written request in proper form with all required information. If you request in the letter of instruction, Unified Fund Services, Inc. will transfer the redemption proceeds to your designated bank account by either Electronic Funds Transfer or wire.
An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas Unified Fund Services, Inc. generally wires redemption proceeds on the business day following the calculation of the redemption price. Unified Fund Services, Inc. currently charges $12 for each wire redemption but does not charge a fee for Electronic Funds Transfers.
Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

        o    The redemption may result in a taxable gain.

        o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemption, as well as redemption of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

        o The Fund may delay the payment of redemption proceeds for up to seven days in all cases.

        o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

        o Unified Fund Services, Inc. will transfer the redemption proceeds by Electronic Funds Transfer or by wire only if the shareholder has sent in a written request with signatures guaranteed.

        o The Fund reserves the right to refuse a telephone redemption request (which may be made only through Servicing Agents) if it believes it is advisable to do so. Both the Fund and Unified Fund Services, Inc. may modify or terminate its procedures for telephone redemption at any time. Neither the Fund nor Unified
             Fund Services, Inc. will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemption may be difficult to implement. If a Servicing Agent cannot contact Unified Fund Services, Inc. by telephone, it should make a redemption request in writing in the manner described earlier.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and capital gains on annual basis. The Fund will automatically retain and reinvest dividends and capital gains distributions in shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. You may request your distribution, if any, to be paid in cash by making written request to Unified Fund Services, Inc., or by calling 1-800-627-8172.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). In managing the Fund, our Advisor considers the tax effects of its investment decisions to be of secondary importance.


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Alan K. Geer, CPA, PA whose report, along with the Fund's financial statements, are included in the Annual Report which is available upon request.

Per share income and capital changes for a share outstanding throughout the period as follows:

                                        Year End
                                        December
---------------------------------------------------------------
                                                1999*
---------------------------------------------------------------

Net assets value at beginning of the year       $9.70
Income Loss From Operation:
Net investment Income (Loss) (a)                <2.26>
Net realized gain (loss) (b)                    1.74
Net unrealized gain (loss) (b)                  2.43
Net Assets value at end of year (c)             $11.61

Total Return                                    29.92%


(a) This amount has been adjusted for changed in the average number of stocks outstanding throughout the period.
(b) Computed using the number of shares outstanding at the beginning of the period 11,577.58 shares for 1999.
(c) Computed using the number of shares outstanding at the end of the period 26,909.21 for 1999.

*Fund effective date January 1, 1999.

------

Ratios/Supplemental Data                                1999*

Net Assets, End of Period				$ 312,489
Ratio of Expenses to Average Net Assets (a)             2.5%
Ratio of Net Income to Average Net Assets (b)           -0.5%
Portfolio Turnover Rate                                 47.0%

(a)Includes Fee Waiver and Expense Reimbursement of 3.36% from Investment
Advisor.
(b) Computed using the beginning of the period net assets of $112,209 and end of the period net assets of $312,489.



Adhia Twenty Fund                                           JUNE 10, 2000
1311 N. Westshore Blvd., Suite 110
Tampa, FL 33607
(813) 289 8440 Phone
(813) 289 8849 Fax

Additional Information

The Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. To learn more about Adhia Twenty Fund you may want to read Adhia Twenty
Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. Adhia Twenty Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about Adhia Twenty Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of Adhia Twenty Fund during its last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling Unified Fund Services, Inc. at 1-800-627-8172.

Prospective investors and shareholders who have questions about Adhia Twenty Fund may also call the following number or write to the following address:

          	Adhia Twenty Fund
          	1311 N. Westshore Blvd., Suite 110
                Tampa, FL 33607
          	1-813-289-8440
         	www.adhiafunds.com

The general public can review and copy information about Adhia Twenty Fund including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-800-SEC-0330 for information on the operations of the Public Reference Room). Reports and other information about Adhia Twenty Fund are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to:

                Public Reference Section
                Securities and Exchange Commission
                Washington, D.C. 20549-6009

Please  refer to Adhia Twenty Fund's  Investment  Company  Act File
No. 811-08775 when seeking information about the Fund from the Securities and Exchange Commission.


ACCOUNT APPLICATION
ADHIA TWENTY FUND


1. ACCOUNT REGISTRATION (Please print or type)

Please Check ONE type of account:

[] Individual (Cannot be a minor)_______________________________________

[] Joint* (Cannot be a minor)    ______________________________________

* Joint tenants with right of survivorship, unless otherwise indicated or allowed by your State of residency

[] Uniform Gifts/Transfers to     _______________________________________
   Minors (UGMA/UTMA)             Custodian's Name (only one permitted)

  Minor's Social Security Number _______________________________________
  must be indicated below.        Minor's Name (only one permitted)

                                 _______________________________________
                                  Successor Custodian's Name (optional)

[] Trust                         _______________________________________
                                  Name of trust           Date of trust

                                 _______________________________________
                                  Name of  Trustee

[] Corporation or other entity   _______________________________________
                                  Name of Corporate or other entity

Taxpayer Identification Number

_______________________________  __________________________________________
  Social Security Number              Employer Identification Number

Check One:     []  U. S. Citizen or resident alien

               []  Nonresident alien  ________________________
                                        Country of residence


============================================================================

2. MAILING ADDRESS:            _______________________________________
                               Address

                               _______________________________________
                               City                        State   Zip

                               (____)______________ (____)______________
                               Daytime phone        Evening phone

============================================================================

3. INVESTMENT:

The initial minimum investment is $2,000 per account

Your Investment :_______________ (Make Check Payable to Adhia Funds, Inc.)

============================================================================

4. SIGNATURES (All account owners must sign)

By signing below:

I certify that I have received and read the current prospectus of the Fund and understand its terms are incorporated in this application by reference. I certify that I have the authority and legal capacity to make this purchase and I am of legal age in my state of residence.


Under penalty of perjury, I certify that:

1. The Taxpayer Identification Number shown on this application is correct.
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding. Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding.


The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


_____________________________________________________________________
Signature of owner, trustee, or custodian                  Date

_____________________________________________________________________
Signature of joint owner or co-trustees (if any)            Date

============================================================================

Mail this application along with your check to:

				 Adhia Funds, Inc.
                                 C/o Unified Fund Services, Inc.
				 P. O. Box 6110
			 	 Indianapolis, IN  46206-6110
                                 Toll Free: (800) 627 8172
                                 Phone: (317) 917 7022
                                 Fax:   (317) 266 8756
============================================================================


Adhia Twenty Fund

STATEMENT OF ADDITIONAL INFORMATION                     June 10, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Adhia Funds, Inc. (the "Company") dated June 10, 2000. Request for copies of the Prospectus should be made by writing to Adhia Funds, Inc., 1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607 or by calling (813) 289 8440.

The following financial statements are incorporated by reference to the Annual Report, dated December 31, 2000, of Adhia Funds, Inc. (File No. 811-08775) as filed with the Securities and Exchange Commission on February 28, 2000:

                         Report of Independent Accountants
                         Statement of Assets and Liabilities
                         Schedule of Investments
                         Statement of Operations
                         Statements of Changes in Net Assets
                         Financial Highlights
                         Notes to Financial Statements

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-627-8172.


                                 ADHIA FUNDS, INC.

                                Table of Contents
                                -----------------

                                                                       Page No.
                                                                       --------

FUND HISTORY AND CLASSIFICATION ..........................................1

INVESTMENT RESTRICTIONS ..................................................1

INVESTMENT CONSIDERATIONS ................................................3

DIRECTORS AND OFFICERS OF THE CORPORATION ................................12

PRINCIPAL SHAREHOLDERS ...................................................15

INVESTMENT ADVISER AND ADMINISTRATOR .....................................16

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE .........................18

DISTRIBUTION OF SHARES ...................................................20

RETIREMENT PLANS .........................................................21

AUTOMATIC INVESTMENT PLAN ................................................24

REDEMPTION OF SHARES .....................................................24

ALLOCATION OF PORTFOLIO BROKERAGE ........................................25

CUSTODIAN ................................................................26

TRANSFER AGENT............................................................26

TAXES ....................................................................27

SHAREHOLDER MEETINGS .....................................................28

CAPITAL STRUCTURE ........................................................29

DESCRIPTION OF SECURITIES RATINGS.........................................29

INDEPENDENT ACCOUNTANTS ..................................................31


No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated June 10, 2000, and, if given or made, such information or representations may not be relied upon as having been authorized by Adhia Funds, Inc.

This Statement of Additional Information does not constitute an offer to sell securities.

FUND HISTORY AND CLASSIFICATION

Adhia Funds, Inc. (the "Company") was incorporated under the laws of Maryland on January 27, 1998 and is an open-end non-diversified management investment company registered under the Investment Company Act of 1940
(the "Act"). The Company presently consists of a single portfolio, the Adhia Twenty Fund (the "Fund").

INVESTMENT RESTRICTIONS

As set forth in the Prospectus dated June 10, 2000 of Adhia Funds,
Inc. the "Corporation") under the caption "Investment Objective and Policies", the investment objective of Adhia Twenty Fund (the "Fund") is capital appreciation. Consistent with its investment objective, the Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be change without approval of the holders of the lesser of:
(i) 67% of the Fund's shares present or represented at a stockholders meeting at which at he holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

(1) The Fund will not act as underwriter for securities of other issuer except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(2) The Fund will not borrow money or purchase securities on margin, but may obtain such short term credit as any be necessary for clearance of purchase and sale of securities for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets.

(3) The Fund will not sell securities short.

(4) The Fund will not invest 20% or more of the value of its total assets, determined at the time an investment is made, exclusive of U. S. government securities, in securities issued by companies primarily engaged in the same industry. In determining industry classifications the Fund will use the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission except to the extent permitted by the Act.

(5) The Fund will not make investments in commodities, commodity contracts or real estate, although the Fund may purchase and sell securities of companies which deal in real estate or interest therein.

(6) The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bond, debentures or other debt securities will not be considered the making of loan.

(7) The Fund will not acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting of another issuer.

(8) The Fund will not invest in companies for the purpose of acquiring control.

(9) The Fund will not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisors owning individually more than 0.5 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(10) The Fund will not pledge or mortgage any of its assets.

(11) The Fund will not Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.

(12) The Fund will not Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in a single issue.

(13) The Fund will not invest in more than twenty-five different stocks at one time.

INVESTMENT CONSIDERATIONS

The Fund will primarily purchase shares of issues listed on the US Stock exchanges. To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of issuer and its industry, as well as technical market considerations.

Fundamental factors include book value, price to earnings ratios, price to sales ratios, cyclic nature of industry, management reputation, etc. Technical indicators like moving averages, changes in volumes, stock momentum, etc. will be considered as secondary factors in selection criteria.

Money Market Instruments

The Fund may invest in cash and money market securities. The Fund may do so to "cover" investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

The Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

Portfolio Turnover Policy:

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. However, there may be times when the management deems it advisable to substantially alter the composition of the portfolio when the Fund Advisor believes market valuation are higher than normal. In this event, the portfolio turnover rate might be substantially high. The portfolio turnover rate of the Fund for 1999 was 47%.

Non Diversification Policy:

The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence.


DIRECTORS AND OFFICERS OF THE CORPORATION

As a Maryland corporation, the business and affairs of the Corporation are managed by its board of directors. The name, address, principal occupation during the part five years, and other information with respect to each of the directors and officers of the Fund are as follows:

Pravin (P. D.) Patel                            Age 55
1005 Old Field Drive
Brandon, FL   33511
(A NON-INTERESTED DIRECTOR OF THE FUND)

Mr. Patel holds a Bachelor's degree in Mechanical Engineering, a Master's degree in Mechanical Engineering, and also a Master's degree in Business Administration. He is an Administrator of Forest Hills Health Care, Inc. and has served in this capacity since February 1991 to present. He also serves as the Secretary of the Forest Hills Health Care, Inc. Mr. Patel serves on the Executive Committee and Advisory Board of the local community associations.

Dr. Thomas L. Wheelen                           Age 64
6215 Soaring Avenue
Tampa, FL
(A NON-INTERESTED DIRECTOR OF THE FUND)

Dr. Thomas L. Wheelen holds a Doctorate in Business Administration,
Master degree in Business Administration, and Bachelor's degree in Business. Dr. Wheelen is a Professor in Strategic Management and author (1983-1999) and former Ralph A. Beeton of Free Enterprise at McIntire School at the University of Virginia.

Hitesh (John) P. Adhia*                         Age 35
5102 Longboat Blvd E
Tampa, FL  33615
(PRESIDENT, TREASURER, AND A DIRECTOR OF THE FUND)

Mr. Adhia holds a Bachelor's degree in Business Administration and a Masters degree in Accounting. Mr. Adhia is President and Chief Executive Officer of Adhia Investment Advisors, Inc. Mr. Adhia is also a Certified Public Accountant with professional practice in Tampa, Florida. Mr. Adhia was working as a Financial and Investment Accountant for Florida Farm Bureau Insurance Companies for the period of 1991 to 1996.

Anil D. Amlani*                                 Age 25
300 Homepark Avenue, NW,
Apt # 208
Atlanta, GA 30318
(SECRETARY AND A DIRECTOR OF THE FUND)

Mr. Amlani has a Bachelors in Chemical Engineering from the University of South Florida. He worked as a plant engineer for a Paper making Company until August 1999 and is currently attending Georgia Institute of Technology as a graduate student in Chemical Engineering.

The Corporation was organized on January 27, 1998. The table below set forth the compensation anticipated to be paid by the Corporation to each of the Directors of the Corporation during the fiscal year ending December 31, 2000;

* denotes interested Director.

COMPENSATION TABLE

Name of Person          Aggregate Compensation  Pension or Retirement    Estimated Annual      Total Compensation from
                        From Fund               Benefits Accrued         Benefits upon         Fund and Fund Complex
                                                Part of Fund Expenses    Retirement            Paid to Directors
--------------------    ----------------------  ----------------------   -------               -------------------------

Pravin Patel,           600                     0                        0                     600

Dr. Thomas L. Wheelen   600                     0                        0                     600

Hitesh P. Adhia         0                       0                        0                     0

Anil D. Amlani          0                       0                        0                     0


PRINCIPAL SHAREHOLDERS

Set forth below are the names and addresses of all holders of the Fund's Common Stock who as of February 29, 2000 owned of record or beneficially owned more than 5% of the then outstanding shares of the Fund's Common Stock as well as the number of shares of the Fund's Common Stock beneficially owned by Hitesh P. Adhia and all officers and directors of the Fund as a group.

Name and Address                Percentage of Ownership         Number of Shares Owned
--------------------            ---------------------------     ------------------------

Hitesh P. Adhia                 19.68%                          7,636.11
5102 Longboat Blvd
Tampa, FL 33615

Pradip C. Patel                 48.43%                          18,789.86
3107 Mossvale Lane
Tampa, FL 33618


Pravin D. Patel                 7.03%                           2,727.14
1006 Old field Drive
Brandon, FL 33511


Ashok Ponda                     6.04%                           2,343.71
14110 Gulf Blvd # 501
Maderia Beach, FL  33708


Officers & Directors as         26.71%                          10,363.25
A group (4 persons)


No person is deemed to "control," as that term is defined in the Act, the Fund and the Corporation. The Corporation does not control any person.


INVESTMENT ADVISOR AND ADMINISTRATOR

The Adhia Investment Advisors, Inc. (the "Advisor") is a Florida corporation that acts as an Investment Advisor to the Fund. Mr. Hitesh (John) P. Adhia is the sole owner, director and officer of the Investment Advisor and is also the president of the Fund. Mr. Adhia has previously worked as a stockbroker. However, neither Adhia Investment Advisors, Inc. nor its owner Hitesh (John)
P. Adhia has any prior experience in advising mutual funds.

The Fund has a management and advisory contract with the Adhia Investment Advisors, Inc. Under the Agreement, the Adhia Investment Advisors, Inc. will furnish investment advice to the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed of.

The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Adhia Investment Advisors, Inc. Ultimate decisions as to the investment policies are made by the Fund's officers and directors. For investment advisor's services the Fund has agreed to pay to Adhia Investment Advisors, Inc. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds because of the expected smaller size of the Fund.

The Advisor has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the daily net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which it shares are qualified for sale or, if the states in which its shares are qualified for sale impose no such restrictions, 2.75%. As of the date of this Statement of Additional Information the percentage applicable to the Fund is 2-1/2% on the first $30,000,000 of its daily net assets, 2% on the next $70,000,000 of its daily net assets and 1-1/2% on daily net assets in excess of $100,000,000.
The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Advisor for the amount of such excess.  In
such a   situation the monthly payment of the Advisor's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit.

The Advisor is also the administrator to the Fund. Pursuant to an administration agreement (the "Administration Agreement") between the Fund and the Advisor, the Advisor supervises all aspects of the Fund's operations except those performed by it as investment advisor. In connection with such supervision the Advisor prepares and maintains the books, accounts and other documents required by the Investment Company Act of 1940 (the "Act"), calculates the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares reports and filings with the Securities and Exchange Commission and with state Blue
Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial accounts and records and generally assists in all respects of the Fund's operations. For the foregoing, the Advisor receives a monthly fee of 1/12 of .1% (.1% per annum) of the first $30,000,000 of daily net assets of the Fund, and 1/12 of .05%(.05% per annum) of daily net assets of the Fund over $30,000,000. The Fund pays all of its expenses not assumed by the Advisor pursuant to the Advisory Agreement or the Administration Agreement described below including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses in connection with portfolio transactions. The Fund also pays the fees of directors who are not interested persons of the Advisor or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Corporation, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Advisor, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement will remain in effect as long as its continuance is specifically approved at least annually by the Board of Directors of the Corporation. Both the Advisory Agreement and the Administration Agreement provide that they may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of a majority of the Fund's stockholders, on sixty days' written notice to the Advisor, and by the Advisor on the same notice to the Corporation and that they shall be automatically terminated if they are assigned.

The Advisory Agreement and the Administration Agreement provide that the Advisor shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement and the Administration Agreement also provide that the Advisor and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether or a similar or dissimilar nature, and render services to others.

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

The Net Asset Value" the net asset value of the Fund will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sale price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 61 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment is $10,000 at the beginning of the period by 10,000. The net change in the value of a shareholder account is determined by subtracting $10,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $10,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

The foregoing computation may also be expressed by the following formula:

                                         n
                                 P(1 + T)  = ERV

        P    =    a hypothetical initial payment of $10,000
        T    =    average annual total return
        n    =    number of years
        ERV  =    ending redeemable value of a hypothetical
                  $10,000 payment made at the beginning of the stated periods at the end of the stated periods


The Fund's average annual compounded returns for the one-year period ended December 31, 1999 for the period from the Fund's commencement of operations (January 01, 1999) respectively.

The results below show the value of an assumed initial investment of $10,000 made on January 1, 1999 through December 31, 1999, assuming the reinvestment of all dividends and distributions.


                                     Value of                 Cumulative
          December 31           $10,000 Investment             % Change
          -----------           ------------------            ----------
           1999                         12,992                  +29.92

The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption its value may be more or less than the initial investment. The Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Lipper Analytical Services, Inc., Money, Forbes, Business Week and Barron's magazines and
The Wall Street Journal. (Lipper Analytical Services, Inc. is an independent service that ranks over 1,000 mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index, Russell 2000 Index, and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.


DISTRIBUTION OF SHARES

The Fund acts as its own distributor. The Fund does not pay any broker commission on 12b(1) rebate to any parties.

RETIREMENT PLANS

The Fund offers the following retirement plans that may be funded with purchases of shares of the Fund and may allow investors to reduce their income taxes:

Individual Retirement Accounts

Individual shareholders may establish their own Individual Retirement Account ("IRA"). The Fund currently offers a Traditional IRA, a Roth IRA and an Education IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-l/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose incomes exceed certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.

For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the shareholder's compensation
(earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18. The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes. Shareholders whose income exceeds certain limits are ineligible to contribute to an Education IRA.

Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant generally has the right to revoke his account within seven days after receiving the disclosure statement and obtain a full refund of his contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Simplified Employee Pension Plan

A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions, not exceeding annually for any one participant, 15% of compensation (disregarding for this purpose compensation in excess of $170,000 per year). The $170,000 compensation limit applies for 2000 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

An IRA may also be used in connection with a SIMPLE Plan established by the shareholder's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional
IRA with the exceptions described below. Under a SIMPLE Plan, the shareholder may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit applies for 2000 and is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the shareholder's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

Retirement Plan Fees

Unified Management Corporation, Indianapolis, Indiana, serves as trustee or custodian of the retirement plans. Unified Management Corporation invests all cash contributions, dividends and capital gains distributions in shares of the Fund. For such services, Unified Management Corporation charges $15.00 annual maintenance fee per participants IRA type account. The fee schedule of Unified Management Corporation, may be changed upon written notice.

Requests for information and forms concerning the retirement plans should be directed to the Corporation. Because a retirement program may involve commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant's retirement objectives. Premature withdrawal from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the retirement plans is recommended.

AUTOMATIC INVESTMENT PLAN

Shareholders wishing to invest fixed dollar amounts in the Fund monthly or quarterly can make automatic purchases in amounts of $100 or more on any day they choose by using the Corporation's Automatic Investment Plan. If such day is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. To use this service, the shareholder must authorize the transfer of funds from their checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application. Additional application forms may be obtained by calling the Corporation's office at
(800) 627-8172. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. The Corporation reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.


                              REDEMPTION OF SHARES

The right to redeem shares of the Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission,
(b) the Securities and Exchange commission has by order permitted such suspension, or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

ALLOCATION OF PORTFOLIO BROKERAGE

Decisions to buy and sell securities for the Fund are made by the Advisor subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities and the broker's financial strength and stability). The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly. The Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Advisor believes the commissions and transaction quality are comparable to that available from other brokers and may allocate portfolio brokerage on that basis.

In allocating brokerage business for the Fund, the Advisor also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Advisor believes these services have substantial value, they are considered supplemental to the Advisor's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Advisor may indirectly benefit from the availability of these services to the Advisor, and the Fund may indirectly benefit from services available to the Advisor as a result of transactions for other clients. The Advisory Agreement provides that the Advisor may cause the Fund to pay a broker which provides brokerage and research services to the Advisor a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Advisor determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Advisor's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. During fiscal year ended December 31, 1999, the Fund paid brokerage commission of $673 to Fidelity Brokerage Services, Inc.

CUSTODIAN

The Fund acts as its own custodian.

TRANSFER AGENT

Unified Fund Services, Inc, 431 N. Pennsylvania Street, Indianapolis,
IN 46204, acts as the Fund's transfer agent and dividend disbursing agent.

TAXES

The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Code. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income, while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from the Fund are taxable to investors, whether received in cash or in additional shares of the Fund. A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of the Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of the Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

The redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Fund.

SHAREHOLDER MEETINGS

The Maryland Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted upon by the stockholders under the Act.

The Corporation's bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to
a request for a meeting as   described above and accompanied by a form of
communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names on the books of the Corporation; or
(2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of ailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2)
of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable
promptness, mail such material to all stockholders of   record at their
addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of
Directors to the effect that in their   opinion either such material contains
untrue statements of factor omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so file, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

The Corporation's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the shares of the Fund are the only class of shares being offered by the Corporation. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Corporation's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of the Fund voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

The shares are redeemable and are transferable. All shares issued and sold by the Fund will be fully paid and nonassessable. Fractional shares entitle the holder to the same rights as whole shares. The Fund will not issue certificates evidencing shares. Instead the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.


DESCRIPTION OF SECURITIES RATINGS

As set forth in the Corporation's Prospectus, the Fund may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows:

Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1."

        A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody's Short-term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        -    Leading market positions in well-established industries.

        -    High rates of return on funds employed.

        - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subjection variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

INDEPENDENT ACCOUNTANTS

Alan K. Geer, PA, Certified Public Accountant, 7401 D Temple Terrace Hwy., Tampa, FL 33637 has served as the independent accountants for the Fund. As such Alan K. Geer, PA performs an audit of the Fund's financial statements and considers the Fund's internal control.


PART C

                                OTHER INFORMATION

     Item 23.       Exhibits
                    --------

      (a)   Registrant's Articles of Incorporation. (1)

      (b)   Registrant's Bylaws. (1)

      (c)   None

      (d)   Investment Advisory Agreement with  Adhia Investment Advisors,
            Inc. (1)

      (e)   None

      (f)   None

      (g)   None

      (h)   (i)  Fund Administration Servicing Agreement with Adhia Investment
                 Advisors, Inc. (1)

      (h)   (ii) Transfer Agent Agreement with Unified Fund Services, Inc.

      (i)    Opinion of Nilesh M. Patel, Esq., counsel for Registrant.

      (j)    Consent of Alan K. Geer, PA.

      (k)    None.

      (l)    Subscription Agreement. (1)

      (m)    None

      (n)    None.

----------------

(1) Previously filed as an exhibit to Pre-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Pre-Effective Amendment No. 4 was filed on December 8, 1998 and its accession number is 0001058372-98-000025.



Item 24.  Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is any person under common control with Registrant.


Item 25.  Indemnification

Pursuant to the authority of the Maryland General Corporation
Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

Article VII

GENERAL PROVISIONS

Section 7.     Indemnification.

        A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and
obligations involved in the   conduct of his office, or when indemnification
is otherwise not permitted by the Maryland General Corporation Law.

        B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made:
(i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.


        C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contender or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

       D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in
Section 2-418(F) of the Maryland General Corporation Law upon receipt of:
(i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

        E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

        F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

        G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

             Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 26.  Business and Other Connections of Investment advisor

Incorporated by reference to pages 11 through 12 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

   Item 27.  Principal Underwriters

             Not Applicable.

   Item 28.  Location of Accounts and Records

              The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Hitesh (John) P. Adhia, at Registrant's corporate offices, 1311 N. Westshore Blvd., Suite 110, Tampa, FL, 33607.

   Item 29.  Management Services

             All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

   Item 30.  Undertakings

             Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.


SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa and State of Florida on the 29th day of March, 2000.


           ADHIA FUNDS, INC..
            (Registrant)

           By: /s/  Hitesh P. Adhia

           Hitesh (John) P. Adhia, President

             Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                     Title                         Date


/s/Hitesh P. Adhia             (Principal Executive,         March 29, 2000
Hitesh (John) P. Adhia         Financial and Accounting
                               Officer) and a Director



/s/Pravin D. Patel             Director                      March 29, 2000
Pravin (P. D.) Patel



/s/Anil D. Amlani              Secretary and a Director      March 29, 2000
Anil D. Amlani



Thomas L. Wheelen  	       Director                      March 29, 2000
Thomas L. Wheelen


                        EXHIBITS
                       ----------

      (a)   Registrant's Articles of Incorporation. (1)

      (b)   Registrant's Bylaws. (1)

      (c)   None

      (d)   Investment Advisory Agreement with  Adhia Investment Advisors,
            Inc. (1)

      (e)   None

      (f)   None

      (g)   None

      (h)   (i)  Fund Administration Servicing Agreement with Adhia Investment
                 Advisors, Inc. (1)

      (h)   (ii) Transfer Agent Agreement with Unified Fund Services, Inc.

      (i)    Opinion of Nilesh M. Patel, Esq., counsel for Registrant.

      (j)    Consent of Alan K. Geer, PA.

      (k)    None.

      (l)    Subscription Agreement. (1)

      (m)    None

      (n)    None.


----	--------------------------
(1) Previously filed as an exhibit to Pre-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Pre-Effective Amendment No. 4 was filed on December 8, 1998 and its accession number is 0001058372-98-000025.